PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 4,446,092	R$ 3,324,512
Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Defined benefit liability, discounted to present value at current rate	R$ 4,446,092
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	4,191,534
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 4,730,022
Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit liability, discounted to present value at current rate	R$ 4,446,092
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	4,813,897
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	4,154,062
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,429,478	2,011,355
Post-retirement pension plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,429,478
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,331,330
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,536,178
Post-retirement pension plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,429,478
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,429,478
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,429,478
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,016,614	R$ 1,313,157
Post-retirement health plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,016,614
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,860,204
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,193,844
Post-retirement health plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,016,614
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,384,419
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 1,724,584